Earnings per share - Additional Information (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2016
Earnings per share [line items]
Number of unlisted convertible notes	1,865,000		16,000,000
Face value of convertible notes	$ 464	$ 464
Unlisted options [member]
Earnings per share [line items]
Number of options that have been excluded from the calculations as they were antidilutive	5,048,266
Listed options [member]
Earnings per share [line items]
Number of options that have been excluded from the calculations as they were antidilutive	3,148,400